Loans and borrowings - Additional Information (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2025
Disclosure of detailed information about borrowings
Repayment of borrowings	€ 150	€ 620
Outstanding balance	46,719		€ 62,852
Senior Facilities Agreement
Disclosure of detailed information about borrowings
Maximum borrowing capacity	220,000		220,000
Outstanding balance	€ 0		€ 0
RCF | Senior Facilities Agreement
Disclosure of detailed information about borrowings
Percentage of Commitment Fee Payable on the Amount of Unutilised Facility			0.825%
Percentage Of Commitment Fee On The Amount Of Unutilised Facility			30.00%
Borrowings, adjustment to interest rate basis			2.75%